Shareholder Report, Line Graph (Details) - USD ($)														1 Months Ended		2 Months Ended	4 Months Ended			5 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended				11 Months Ended	12 Months Ended					13 Months Ended		14 Months Ended	16 Months Ended			17 Months Ended	18 Months Ended			19 Months Ended		20 Months Ended	21 Months Ended	22 Months Ended			23 Months Ended	24 Months Ended				25 Months Ended	26 Months Ended	28 Months Ended		29 Months Ended	30 Months Ended			31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended			35 Months Ended	36 Months Ended				37 Months Ended	38 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended			43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended		47 Months Ended	48 Months Ended				49 Months Ended	50 Months Ended	52 Months Ended	54 Months Ended			56 Months Ended	57 Months Ended	58 Months Ended		60 Months Ended			62 Months Ended	64 Months Ended	66 Months Ended		68 Months Ended	69 Months Ended	70 Months Ended		72 Months Ended			74 Months Ended	76 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended		84 Months Ended		86 Months Ended	88 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended		96 Months Ended	98 Months Ended	100 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	117 Months Ended	118 Months Ended	120 Months Ended
	Oct. 02, 2023	Jun. 30, 2022	Jun. 01, 2021	Mar. 31, 2021	Oct. 31, 2020	Oct. 16, 2020	Apr. 30, 2019	Oct. 31, 2017	Mar. 15, 2017	Dec. 30, 2016	Jul. 16, 2015	Jul. 06, 2015	Apr. 30, 2015	Oct. 31, 2023	Apr. 30, 2021	Apr. 30, 2017	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2017	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2019	Apr. 30, 2018	Apr. 30, 2024	Oct. 31, 2021	Oct. 31, 2017	Apr. 30, 2016	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2017	Apr. 30, 2016	Apr. 30, 2022	Apr. 30, 2025	Oct. 31, 2021	Apr. 30, 2020	Oct. 31, 2018	Apr. 30, 2016	Oct. 31, 2024	Apr. 30, 2022	Apr. 30, 2018	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2018	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2020	Apr. 30, 2019	Apr. 30, 2025	Oct. 31, 2022	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2024	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2021	Oct. 31, 2019	Apr. 30, 2017	Apr. 30, 2023	Apr. 30, 2019	Oct. 31, 2024	Apr. 30, 2019	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2021	Apr. 30, 2020	Oct. 31, 2023	Oct. 31, 2019	Apr. 30, 2018	Apr. 30, 2025	Oct. 31, 2019	Apr. 30, 2018	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2022	Oct. 31, 2020	Apr. 30, 2018	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2020	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2022	Apr. 30, 2021	Oct. 31, 2024	Oct. 31, 2020	Apr. 30, 2019	Oct. 31, 2020	Apr. 30, 2019	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2023	Oct. 31, 2021	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2025	Oct. 31, 2023	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2020	Oct. 31, 2021	Apr. 30, 2020	Apr. 30, 2024	Oct. 31, 2022	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2024	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Apr. 30, 2021	Apr. 30, 2025	Oct. 31, 2023	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Apr. 30, 2022	Oct. 31, 2024	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000089998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value													$ 100,000																								$ 107,859																						$ 124,574																			$ 146,871																	$ 185,708													$ 205,774											$ 302,300									$ 254,893								$ 240,438					$ 300,063			$ 317,196
C000089997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Investor Class
Accumulated Value													10,000																								10,753																						12,392																			14,572																	18,379													20,314											29,769									25,029								23,553					29,326			30,921
C000150375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value													100,000																								103,784																						119,598																			143,439																	171,997													183,181											258,556									214,392								218,250					255,361			266,302
C000150374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Investor Class
Accumulated Value												$ 10,000																			$ 10,313																							$ 11,860																			$ 14,177																	$ 16,965															$ 18,030											$ 25,384										$ 20,992									$ 21,326					$ 24,883			$ 25,881
C000176395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value										$ 100,000									$ 115,700											$ 132,900													$ 133,567										$ 129,037										$ 144,587									$ 147,710									$ 140,373								$ 160,124									$ 183,402						$ 183,805						$ 143,799					$ 123,343						$ 149,241				$ 138,055					$ 159,745				$ 160,452				$ 161,843
C000176396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Investor Class
Accumulated Value									$ 10,000							$ 10,596										$ 12,145														$ 12,204										$ 11,780											$ 13,180								$ 13,439											$ 12,765							$ 14,545										$ 16,639					$ 16,648							$ 13,014				$ 11,142							$ 13,466			$ 12,452						$ 14,376			$ 14,422					$ 14,529
C000194993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value								$ 100,000															$ 102,100													$ 106,300											$ 124,497											$ 119,489									$ 112,426										$ 149,264								$ 198,421									$ 226,838							$ 140,664						$ 129,506					$ 133,573						$ 124,606				$ 139,100					$ 148,380				$ 137,953
C000194994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Investor Class
Accumulated Value							$ 10,763															$ 10,321													$ 9,701											$ 12,862											$ 17,080									$ 19,495										$ 12,074								$ 11,099									$ 11,433							$ 10,657						$ 11,884					$ 12,651						$ 11,749
C000227429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Class Y
Accumulated Value			$ 1,000,000																	$ 1,170,478												$ 726,024												$ 668,480											$ 689,992									$ 644,279										$ 719,570								$ 767,434									$ 714,192
C000217916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value					$ 97,700	$ 100,000															$ 107,800													$ 101,400											$ 76,700											$ 61,400									$ 78,672										$ 72,767								$ 79,902									$ 85,509							$ 86,974
C000226510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value				$ 100,000											$ 106,100										$ 121,700														$ 74,272										$ 66,602											$ 69,630								$ 65,492											$ 73,565							$ 80,427										$ 70,538
C000236764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value		$ 100,000																$ 101,957											$ 107,218													$ 108,021										$ 116,647										$ 123,308									$ 124,128
C000243194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value											$ 100,000																$ 100,841																								$ 115,692																			$ 123,401																		$ 128,946															$ 110,718											$ 137,612										$ 134,365									$ 131,682						$ 144,411			$ 152,978
C000243192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Investor Class
Accumulated Value											10,000																10,055																								11,508																			12,256																		12,731															10,895											13,503										13,131									12,822						14,031			14,834
C000243193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Class Y
Accumulated Value											1,000,000																1,007,574																								1,157,823																			1,235,293																		1,287,763															1,105,252											1,375,121										1,341,744									$ 1,314,736						$ 1,445,690			$ 1,532,348
C000246957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Institutional Class
Accumulated Value	$ 10,000													$ 9,820			$ 11,077							$ 11,033				$ 11,503										$ 11,640			$ 12,369							$ 11,570
C000258187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Polen Floating Rate Income ETF
Accumulated Value		10,000																10,017											10,713													11,308										12,120										12,539									12,677
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	S&P 500® Index
Accumulated Value													100,000																								101,230																						119,384																			135,221																	153,464													154,788											225,964									226,446								232,405					285,072			319,612
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	MSCI All Country World® Index (“ACWI”) (Net Dividend)
Accumulated Value	10,000											$ 10,000	100,000	9,304			9,521											10,720									94,343	10,995			11,510																		108,622																			124,007																	130,311													123,851											180,529									170,704								174,216					182,550			204,165
MSCI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)
Accumulated Value									$ 10,000	$ 100,000									$ 110,166											$ 123,402													$ 127,694										$ 113,248										$ 123,582									$ 126,011									$ 109,355								$ 122,718									$ 156,348						$ 159,117						$ 140,227					$ 142,711						$ 125,769				$ 116,829					$ 137,497				$ 145,245				$ 153,879
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 3000® Index
Accumulated Value			1,000,000	100,000				100,000															103,789													106,596											116,951											120,975									115,732										133,252								174,662									191,749							169,222						160,076					171,766						173,491				210,071					239,166				234,023
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	MSCI Emerging Markets® Index (Net Dividend)
Accumulated Value					$ 98,496.56	$ 100,000															$ 121,098.89													$ 115,211.97											$ 98,913.09											$ 79,667.09									$ 92,826.86										$ 88,579.52								$ 102,329.67									$ 111,122.97							$ 111,553.19
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Bloomberg U.S. Universal Index
Accumulated Value		100,000									100,000							94,499									103,840		101,164													96,062									105,987	101,288										106,828								108,026	109,535																	113,836															124,249											126,460										114,931
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	ICE BofA U.S. High Yield Index
Accumulated Value		100,000									$ 100,000							102,149									$ 99,887		108,139													108,079									$ 113,522	117,741										125,874								$ 117,216	127,971																	$ 125,083															$ 118,517											$ 142,358										$ 135,252
ICE BofA BB B U S Non Financial High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	ICE BofA BB/B U.S. Non‑Financial High Yield Constrained® Index
Accumulated Value		100,000																102,167											108,135													107,721										116,766										123,559									125,613
Sixty MSCI All Country World Index and 40 ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	60% MSCI All Country World® Index and 40% ICE BofA U.S. High Yield® Index
Accumulated Value	$ 10,000													$ 9,761			$ 10,582							$ 10,636				$ 11,444										$ 11,699			$ 12,216							$ 12,441
Morningstar LSTA U S Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value		$ 10,000																$ 10,231											$ 10,840													$ 11,452										$ 12,141										$ 12,657									$ 12,889
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 1000® Growth Index
Accumulated Value													$ 100,000																								$ 101,086																						$ 120,804																			$ 143,709																	$ 168,775													$ 187,075											$ 283,198									$ 268,053								$ 272,852					$ 359,620			$ 411,895
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 2000® Growth Index
Accumulated Value			$ 1,000,000					$ 100,000															$ 105,461													$ 104,143											$ 112,775											$ 110,824									$ 102,381										$ 125,647								$ 173,194									$ 173,963							$ 127,397						$ 128,689					$ 128,282						$ 118,844				$ 144,171					$ 162,210				$ 147,651
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																	Russell 2500® Growth Index
Accumulated Value				$ 100,000											$ 103,513										$ 107,535														$ 79,619										$ 78,104											$ 79,562								$ 74,341											$ 90,327							$ 99,682										$ 90,933